Repurchase Agreements - Non Trading (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Repurchase Agreements - Non Trading

	2018 £m	2017 £m
Agreements with banks	5,865	1,076
Agreements with customers	5,045	—

	10,910	1,076